Consolidated Statements of Change in Shareholders' Equity (Deficit) - USD ($)		Common Stock [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
BALANCE at Dec. 31, 2020		$ 334,863	$ (684,496)	$ (10,956)	$ 43,234	$ (317,355)
BALANCE, shares at Dec. 31, 2020	[1]	9,253,333
Net (loss) income			864,829		35,567	900,396
Foreign currency translation adjustment				16,992	17	17,009
BALANCE at Dec. 31, 2021		$ 334,863	180,333	6,036	78,818	600,050
BALANCE, shares at Dec. 31, 2021	[1]	9,253,333
Net (loss) income			(24,884,122)		(65,124)	(24,949,246)
Foreign currency translation adjustment				(131,725)	(216)	(131,941)
Capital contributions		$ 600,000				600,000
Capital contributions, shares	[1]	120,000
Forgiveness of debt by a related party		$ 2,763,018				2,763,018
Earnout shares payment		5,199,629				5,199,629
Issuance of ordinary shares		$ 500,000				500,000
Issuance of ordinary shares, shares	[1]	4,626,667
Issuance of ordinary shares upon the Reverse Recapitalization		$ 11,911,459				11,911,459
Issuance of ordinary shares upon the Reverse Recapitalization, shares	[1]	6,191,770
BALANCE at Dec. 31, 2022		$ 21,308,969	(24,703,789)	(125,689)	13,478	(3,507,031)
BALANCE, shares at Dec. 31, 2022	[1]	20,191,770
Net (loss) income			(10,039,481)		3,377	(10,036,104)
Foreign currency translation adjustment				(59,779)	(240)	$ (60,019)
Issuance of ordinary shares, shares						1,000,000
Issuance of ordinary shares through private placements		$ 790,000				$ 790,000
Issuance of ordinary shares through private placements, shares	[1]	790,000
Issuance of ordinary shares upon conversion of convertible notes		$ 1,424,304				1,424,304
Issuance of ordinary shares upon conversion of convertible notes, shares	[1]	989,100
Issuance of ordinary shares upon settlement of debts		$ 1,538,914				1,538,914
Issuance of ordinary shares upon settlement of debts, shares	[1]	1,056,639
Issuance of ordinary shares upon settlement of prepaid forward contracts		$ 2,368,000				2,368,000
Issuance of ordinary shares upon settlement of prepaid forward contracts, shares	[1]	1,600,000
BALANCE at Dec. 31, 2023		$ 27,430,187	$ (34,743,270)	$ (185,468)	$ 16,615	$ (7,481,936)
BALANCE, shares at Dec. 31, 2023	[1]	24,627,509

[1]	Giving retroactive effect to reverse recapitalization effected on November 17, 2022